ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about business combination [line items]
Net current liabilities | ¥		¥ 15,840	¥ 40,050
Total assets less current liabilities | ¥		¥ (15,510)	¥ 18,500
USD [Member]
Disclosure of detailed information about business combination [line items]
Net current liabilities | $	$ 2,440
Total assets less current liabilities | $	$ (2,380)